Earnings per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 shares	Dec. 31, 2019 shares	Dec. 31, 2017 shares	Jan. 17, 2021 exchange_ratio
Disclosure of Detailed Information About Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	0
FCA and PSA Merger
Disclosure of Detailed Information About Earnings Per Share [Line Items]
Shares, exchange ratio | exchange_ratio				1.742
PSA
Disclosure of Detailed Information About Earnings Per Share [Line Items]
Number of warrants issued (in shares)			39,727,324